SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule Of Major Customer Data As Percentage Of Total Revenues) (Details) - Sales Revenue Goods Net [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Percentage of total revenues	27.30%	16.60%	17.70%
Affiliate Companies [Member]
Concentration Risk [Line Items]
Percentage of total revenues	12.30%